Income Taxes - Schedule of Movement of Valuation Allowance (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Movement of valuation allowance
Balance at the beginning of the year	¥ 542,995	$ 77,647	¥ 672,210	¥ 757,126
Additions	45,230	6,468	43,477	18,027
Written-off for expiration of net operating losses	(100,146)	(14,320)	(113,427)	(60,924)
Utilization of previously unrecognized tax losses and timing difference	(18,530)	(2,650)	(59,265)	(42,019)
Balance at the end of the year	¥ 469,549	$ 67,145	¥ 542,995	¥ 672,210